Long-term Debt (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Capital lease obligations	$ 20.0	$ 22.2
Other	1.0	1.2
2013 Term Loan Facility due September 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	1,172.6	1,175.1
7.375% Senior Notes due November 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	83.1	650.0
6.00% Senior Notes due November 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	1,518.8	1,518.8
6.50% Senior Notes due September 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	650.0	650.0
6.25% Senior Notes due November 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	1,339.6	1,339.6
10.00% Senior Secured Second Lien Notes Due March 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	975.8	0.0
7.875% Senior Notes due November 2026 [Member]
Debt Instrument [Line Items]
Long-term debt	247.7	247.6
Convertible Junior Subordinated Debentures due December 2066 [Member]
Debt Instrument [Line Items]
Long-term debt	383.0	382.3
Carrying value
Debt Instrument [Line Items]
Total long-term debt	$ 6,391.6	$ 5,986.8